Fair Value - Valuation of Private Warrant Derivative Liability (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 06, 2021 $ / shares	Sep. 29, 2021 $ / shares	Jul. 30, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of derivative warrant liabilities	$ (2,089)	$ 0	$ 0
Stock price (USD per share)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input | $ / shares						10.99
Stock price (USD per share) | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input | $ / shares				12.33	13.59	10.99
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input						0.0069
Risk-free interest rate | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input				0.0129	0.0129	0.0100
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, term						5 years
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input						0.3150
Expected volatility | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input				0.5620	0.5650	0.5720
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative warrant liabilities, measurement input						0
Dividend yield | Earnout Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earnout liabilities, measurement input	0			0	0	0
Level 3 | Private Warrant Derivative Liability | Fair Value, Recurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liability	$ 7,700
Private Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of derivative warrant liabilities	$ 1,300